Cash flow information	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flow information	Cash flow information
(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures	Bonds	Total

Total debt as of January 1, 2019	469,609	148,494	406,538	—	1,024,641
Acquisitions / Issuance	—	124,196	400,000	—	524,196
Payments	(85,353)	(37,979)	(11,815)	—	(135,147)
Net foreign exchange differences	—	3,085	—	—	3,085
Interest accrued	26,250	17,610	40,507	—	84,367
Interest paid	(28,428)	—	—	—	(28,428)
Total debt as of December 31, 2019	382,078	255,406	835,230	—	1,472,714

Total debt as of January 1, 2020	382,078	255,406	835,230	—	1,472,714
Acquisitions / Issuance	—	55,820	—	—	55,820
Write-off	—	(78,321)	—	—	(78,321)
Payments	(95,395)	(57,473)	(400,000)	—	(552,868)
Repurchase	—	—	(64,717)	—	(64,717)
Revaluation	—	(10,050)	—	—	(10,050)
Net foreign exchange differences	—	23,610	—	—	23,610
Interest accrued	11,892	19,456	21,473	—	52,821
Interest paid	(14,488)	—	(56,736)	—	(71,224)
Total debt as of December 31, 2020	284,087	208,448	335,250	—	827,785

Total debt as of January 1, 2021	284,087	208,448	335,250	—	827,785
Acquisitions / Issuance	1,570,639	116,248	500,018	3,691,262	5,878,167
Payments	(21,022)	(55,349)	(177,826)	—	(254,197)
Revaluation	—	24,234	—	—	24,234
Net foreign exchange differences	73,426	7,486	—	431,250	512,162
Interest accrued	21,689	17,488	60,919	74,798	174,894
Interest paid	(37)	—	(12,386)	(69,004)	(81,427)
Total debt as of December 31, 2021	1,928,782	318,555	705,975	4,128,306	7,081,618
(i)    Debt securities includes Debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures - R$18,077 and (ii) Bonds - R$9,480 (December 31, 2020: nil).
(ii)    Non-cash investing and financing activities
Non-cash investing and financing activities disclosed in other notes are: (i) related to business acquisitions through accounts payables and contingent consideration – see note 5(ii) – R$6,381, and (ii) related to Acquisition of investment in associates through accounts payables – see note 15 – R$97,009 and through private issuance of shares R$112,642.